STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Net appreciation in fair value of investments	$ 26,882,213	$ 18,129,172
Interest and dividend income	6,771,933	5,952,951
Contributions:
Employer (including Safe Harbor match)	8,448,837	8,907,066
Participants	12,407,588	12,553,781
Rollovers	2,789,945	11,541,649
Total contributions	23,646,370	33,002,496
Total additions, net	57,300,516	57,084,619
Deductions:
Benefits paid to participants	38,043,897	21,790,001
Plan expenses	363,513	367,437
Total deductions	38,407,410	22,157,438
Net change	18,893,106	34,927,181
Net assets available for benefits:
Beginning of the year	225,206,804	190,279,623
End of the year	$ 244,099,910	$ 225,206,804